Share buy-back plans (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of share repurchase programs

	Year ended December 31
Common share buy-backs	2021	2020	2019
Acquired number of shares (to the nearest 1)	534,828	3,452,000	2,293,788
Average cost per common share	36.93	25.10	35.55
Total cost (in US dollars)	19,753,336	86,639,889	81,534,076